CASH AND CASH EQUIVALENTS - Summary of Detailed Information About Cash And Cash Equivalents (Parenthetical) (Detail)	Dec. 31, 2022	Dec. 31, 2021
CASH AND CASH EQUIVALENTS
Average repurchase operations remuneration rate	100.00%	100.00%